Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Summary of property and equipment

	2019	2018
Plant and machinery	$1,915,160	$1,770,626
Automobiles	137,367	139,380
Office and computer equipment	22,689	37,005
Total property and equipment	2,075,216	1,947,011
Less: Accumulated depreciation	(1,418,376)	(685,518)
Property and equipment, net	$656,840	$1,261,493